LEASE OBLIGATIONS - Future Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 610.4	$ 480.1
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	85.5
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	75.0
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	142.0
2027
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	38.0
2028
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	33.3
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 236.6